Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Schedule of trade and other payables

This caption is made up as follows:

	2018	2017
	S/(000)	S/(000)

Trade payables	69,567	76,478
Dividends payable, note 17(g)	19,331	29,725
Remuneration payable	15,605	14,920
Interests payable	10,390	17,280
Taxes and contributions	8,715	10,904
Board of Directors’ fees	6,167	5,773
Hedge finance cost payable	6,033	10,505
Guarantee deposits	4,332	2,481
Advances from customers	790	4,276
Account payable to the principal and affiliates, note 27	209	516
Other accounts payable	10,181	5,137

	151,320	177,995